CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net income (loss) for the year	$ 89,510,876	$ (21,545,692)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock option compensation	5,108,493	14,907
Depreciation	6,491	5,545
Gain on sale of mining data	(187,500,000)	0
Loss on settlement of debt	16,637,379	70,221
Write-down of property, plant and equipment	0	556,558
Accretion of convertible notes	6,051,444	10,463,666
Gain on disposition of marketable securities	0	(48,360)
Deferred income tax	18,402,483	0
Impairment loss on marketable securities	0	13,769
Changes in non-cash working capital:
Net (increase) decrease in deposits and advances	(2,134)	436,334
Net increase (decrease) in accounts payable and accrued expenses	4,791,873	(858,505)
Net cash used in operating activities	(46,993,095)	(10,891,557)
Cash Flows from Investing Activities:
Proceeds from sale of mining data	187,500,000	0
Proceeds from disposition of marketable securities	0	48,456
Purchase of property, plant and equipment	(592,529)	(350,000)
Net cash provided by (used in) investing activities	186,907,471	(301,544)
Cash Flows from Financing Activities:
Proceeds from the issuance of common shares	5,973,474	38,425,875
Settlement of debt	(43,962,181)	(694,730)
Financing fees	0	(141,887)
Net cash provided by (used in) financing activities	(37,988,707)	37,589,258
Change in Cash and Cash Equivalents:
Net increase in cash and cash equivalents	101,925,669	26,396,157
Cash and cash equivalents - beginning of year	35,747,049	9,350,892
Cash and cash equivalents - end of year	137,672,718	35,747,049
Supplemental Cash Flow Information:
Cash paid for interest	9,589,281	749,311
Cash paid for income taxes	$ 15,436,903	$ 0